Share Capital (Narrative) (Details)	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Jan. 24, 2012	Dec. 31, 2009 CAD	Dec. 31, 2011 Rights Offering [Member] USD ($)	Dec. 31, 2010 Rights Offering [Member] USD ($)	Dec. 31, 2010 Rights Offering [Member] CAD	Dec. 23, 2010 Rights Offering [Member] USD ($)	Dec. 31, 2011 Equity Incentive Plan [Member] USD ($) Y	Dec. 31, 2010 Equity Incentive Plan [Member] USD ($)
Class of Stock [Line Items]
Common stock shares authorized percentage pursuant to the Equity Incentive Plan	6.50%	6.50%
Common stock shares authorized maximum											48,059,893
Common stock, shares, issued	739,382,976	739,382,976	568,560,669	568,560,669			84,867,671
Shares available for grants	24,610,831	24,610,831	20,244,373	20,244,373		6,495,821
Weighted average grant-date fair value of stock options granted		13.47		9.08
Weighted average exercise price		13.83		9.45		8.84					$ 13.54	$ 9.47
Intrinsic value of options exercised	$ 44,400,000		$ 71,700,000
Options vested and expected to vest											23,449,062	16,712,070
Aggregate intrinsic value											137,200,000	226,900,000
Weighted-average cost recognized period, years											1.3
Unrecognized compensation cost related to unvested stock options											95,800,000
Vested option aggregate intrinsic value											86,900,000	91,600,000
Number of stock options outstanding	23,449,062	23,449,062	16,712,070	16,712,070		21,158,270
Right issue purchase price per share								$ 13.88	13.93
Proceeds from issuance of common stock	2,351,988,000						1,180,000,000
Company's largest shareholder's equity ownership percentage in the reporting entity	48.90%	48.90%	40.30%	40.30%	51.00%
Right issue purchase obligation description								received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares	received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares
Expenses and fees	27,311,000						27,300,000
Rights offering derivative liability			766,238,000							901,900,000
Recognized derivative gain (loss)	(432,536,000)		135,680,000				(432,500,000)	135,700,000
Derivative financial liability reclassified to share capital	(1,193,064,000)						1,190,000,000
Derivative financial liability reclassified to additional paid-in capital							$ 5,700,000